Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Accounts receivable	$ 8	$ 8
Accounts receivable, net	8	8
Balance at the beginning of the year		196
Addition	$ 0	0
Written-off		$ (196)